Income Taxes - Schedule of Provision for Income Taxes (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
State					$ 1	$ 1
Total current					1	1
Deferred:
Federal					4,142	2,294
State					1,144	1,190
Change in valuation allowance					(5,286)	(3,484)
Provision for income taxes	$ 1	$ 0	$ 1	$ 0	$ 1	$ 1